Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ (1,950)	$ 1,309
Interest Rate Swap
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	584	470
Interest Rate Swap | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	584	470
Fuel pricing contracts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	(2,534)	839
Fuel pricing contracts | Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	(2,534)	839
Total (Assets)/ Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	$ (1,950)	$ 1,309